Financial assets at fair value through profit (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Trading assets	£ 246		£ 290
Other financial assets at fair value through profit or loss	2,140		1,994
Total financial assets at fair value through profit or loss	2,386	£ 2,284	2,284
Loans and advances to customers
Disclosure of financial assets [line items]
Other financial assets at fair value through profit or loss	1,934		1,782
Debt securities
Disclosure of financial assets [line items]
Other financial assets at fair value through profit or loss			47
Equity shares
Disclosure of financial assets [line items]
Other financial assets at fair value through profit or loss	£ 206		£ 165